Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 2,520,235,957	$ 748,709,978	$ 843,700,973
Financing Cash Flows, From	285,623,220	1,565,782,604	150,000,000
Financing Cash Flows, Used	(355,150,504)	(844,723,456)	(162,975,507)
Financing Cash Flows, Interest paid	(134,429,754)	(116,540,891)	(43,816,959)
Financing Cash Flows, Total	(203,957,038)	604,518,257	(56,792,466)
Non-Cash Changes, Acquisition of subsidiaries		715,268,615
Non-Cash Changes, Changes in fair value	46,396,434	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	148,940,339	264,754,524	(58,074,683)
Non-Cash Changes, Financial costs	136,303,028	149,852,881	49,437,310
Non-Cash Changes, New leases	37,818,654
Non-Cash Changes, Other changes	(8,375,950)	(11,257,787)	(4,501,595)
Ending Balance	2,677,361,424	2,520,235,957	748,709,978
Bank Loans [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	512,547,718	122	4,274
Financing Cash Flows, From		940,414,450
Financing Cash Flows, Used	(284,022,562)	(812,568,125)	(4,156)
Financing Cash Flows, Interest paid	(16,242,086)	(22,902,945)	(12,581)
Financing Cash Flows, Total	(300,264,648)	104,943,380	(16,737)
Non-Cash Changes, Acquisition of subsidiaries		322,301,558
Non-Cash Changes, Foreign exchange differences	24,797,525	51,622,432
Non-Cash Changes, Financial costs	15,926,293	27,929,781	12,585
Non-Cash Changes, Other changes	(4,462,601)	5,750,445
Ending Balance	248,544,287	512,547,718	122
Unsecured Obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,505,282,083	763,579,584	802,306,160
Financing Cash Flows, From		625,368,154
Financing Cash Flows, Used	(31,300,902)	(5,654,112)	(5,530,327)
Financing Cash Flows, Interest paid	(80,892,559)	(59,362,432)	(43,514,578)
Financing Cash Flows, Total	(112,193,461)	560,351,610	(49,044,905)
Non-Cash Changes, Foreign exchange differences	99,245,420	128,056,234	(33,226,098)
Non-Cash Changes, Financial costs	85,089,982	64,400,703	43,544,427
Non-Cash Changes, Other changes	(134,121)	(11,106,048)
Ending Balance	1,577,289,903	1,505,282,083	763,579,584
Finance Leases [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	14,476,450	14,608,914	17,749,647
Financing Cash Flows, Used	(4,498,202)	(1,889,685)	(2,592,236)
Financing Cash Flows, Interest paid	(641,609)	(739,070)
Financing Cash Flows, Total	(5,139,811)	(2,628,755)	(2,592,236)
Non-Cash Changes, Foreign exchange differences	4,437,227	1,757,221	(1,359,668)
Non-Cash Changes, Financial costs	1,815,169	739,070	811,171
Non-Cash Changes, New leases	37,818,654
Ending Balance	53,407,689	14,476,450	14,608,914
Other Liabilities [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used		(1,303,692)
Financing Cash Flows, Total		(1,303,692)
Non-Cash Changes, Foreign exchange differences		52,972
Non-Cash Changes, Other changes		1,250,720
Financial Derivatives for Hedging [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	40,611,925	(29,478,642)	23,640,892
Financing Cash Flows, From	1,791,715
Financing Cash Flows, Used	(33,584,639)		(3,543,399)
Financing Cash Flows, Interest paid	(5,805,822)	(3,496,889)
Financing Cash Flows, Total	(37,598,746)	(3,496,889)	(3,543,399)
Non-Cash Changes, Acquisition of subsidiaries		(5,495,214)
Non-Cash Changes, Changes in fair value	46,396,434	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	(32,145,989)	32,202,403	(23,488,917)
Non-Cash Changes, Financial costs	398,636	3,569,025	3,473,938
Non-Cash Changes, Other changes	(1,418,539)	(5,078,247)	(4,501,595)
Ending Balance	16,243,721	40,611,925	(29,478,642)
Loans to Related Parties [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	447,317,781
Financing Cash Flows, From	283,831,505		150,000,000
Financing Cash Flows, Used			(150,000,000)
Financing Cash Flows, Interest paid	(30,847,678)	(30,039,555)	(289,800)
Financing Cash Flows, Total	252,983,827	(30,039,555)	(289,800)
Non-Cash Changes, Acquisition of subsidiaries		398,462,271
Non-Cash Changes, Foreign exchange differences	52,606,156	51,063,262
Non-Cash Changes, Financial costs	31,328,749	29,906,460	289,800
Non-Cash Changes, Other changes	(2,360,689)	(2,074,657)
Ending Balance	781,875,824	447,317,781
Other obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used	(1,744,199)	(23,307,842)	(1,305,389)
Financing Cash Flows, Total	(1,744,199)	(23,307,842)	(1,305,389)
Non-Cash Changes, Financial costs	$ 1,744,199	$ 23,307,842	$ 1,305,389